Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	May 31, 2014		May 31, 2012
Unrealized gain on available-for-sale securities, tax effect
Special cash dividend declared per share	$ 0.35		$ 0.3
Cash paid for dividend	54,476,000
Dividend declared	54,476,000	[1]	50,000,000	[2]
Special cash dividend declared date	Apr. 17, 2012
Dividend payment date	Sep. 28, 2012
Shareholders date of record	Aug. 31, 2012
Shares repurchases, shares	762,100
Fiscal Year 2014 Dividend [Member]
Special cash dividend declared date	Jul. 23, 2013
Dividend payment date	Oct. 07, 2013
Shareholders date of record	Sep. 06, 2013
Additional Paid-in Capital [Member]
Cash paid for dividend	14,891,000
Dividend declared	14,891,000	[1]	50,000,000	[2]
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale securities, tax effect
Retained Earnings [Member]
Cash paid for dividend	39,585,000
Dividend declared	$ 39,585,000	[1]

[1]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.